UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                       Mercer Trust Company
Address:                    One Investors Way
                            Norwood, MA 02062


13F File Number:            To be issued

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:                            Martin J. Wolin
Title:                           Chief Compliance Officer
Phone:                           617 747 9559

Signature, Place, and Date of Signing:
/s/ Martin J. Wolin, Boston, MA, May 3, 2011


Report Type (Check only one.):
                                 [ ]       13F HOLDINGS REPORT.
                                 [X]       13F NOTICE.
                                 [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

NAME                                         13F FILE NUMBER
----                                         ---------------
Aronson & Johnson & Ortiz, LP               028-05508
BlackRock Advisors LLC                      028-10120
Cramer Rosenthal Mcglynn LLC                028-05009
Goldman Sachs Asset Management              028-10312
Jennison Associates, LLC                    028-00074
MacKay Shields LLC                          028-00046
Pzena Investment Management LLC             028-03791
Rothschild Asset Management, Inc.           028-00306
RS Investment Management Co LLC             028-12027
Pacific Investment Management Co. LLC       028-10952
Systematic Financial Management LP          028-05015
The Boston Company Asset Management, LLC    028-00242
Wellington Management Company               028-04557
Westfield Capital Management Co., Inc.      028-10220
Winslow Capital Management, Inc.            028-03676